TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
TAXES.
VAT tax payable	$ 64,129	$ 644,244
Corporate income tax payable	148,204	631,590
Business and other taxes payable	92,972	107,348
Total	$ 305,305	$ 1,383,182